Biological assets	6 Months Ended
Mar. 31, 2023
Biological assets
Biological assets

Note 11 – Biological assets

Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 29 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles. Biological assets are initially measured at cost and subsequently amortized on a straight-line basis over its estimated useful lives.

Amortization expenses were $401,621 for the six months ended March 31, 2023.